Financial instruments (Disclosure of financial assets and liabilities) (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash	$ 57,539	$ (54,227)	$ 47,098	$ 24,950
Other receivables	2,988	7,747
Marketable securities	3,096,000	1,755,000
Financial liabilities
Overdraft	0	(54,227)
Accounts payable and accrued liabilities	(5,706,049)	(4,986,099)
Loan payable and promissory notes	(3,726,817)	(2,563,145)
Convertible debenture derivative	(145,122)	(1,025,803)
Foreign exchange risk [Member]
Financial assets
Cash	57,539
Other receivables	2,988	7,747
Marketable securities	3,096,000	1,755,000
Financial assets	3,156,527	1,762,747
Financial liabilities
Overdraft		(54,227)
Accounts payable and accrued liabilities	(5,706,049)	(4,986,099)
Loan payable and promissory notes	(3,726,817)	(2,563,145)
Joint venture settlement obligation	(3,644,648)	(3,368,740)
Convertible debenture	(4,516,351)	(4,177,684)
Convertible debenture derivative	(145,122)	(1,025,803)
Net financial liabilities	(14,582,460)	(14,412,951)
Foreign exchange risk [Member] | Canadian Dollars [Member]
Financial assets
Cash	90
Other receivables	2,988	7,747
Marketable securities	3,096,000	0
Financial assets	3,099,078	7,747
Financial liabilities
Overdraft		1,855
Accounts payable and accrued liabilities	(1,021,229)	(1,173,407)
Loan payable and promissory notes	(1,238,748)	(580,000)
Joint venture settlement obligation	(3,644,648)	(3,368,740)
Convertible debenture	(900,294)	(839,132)
Convertible debenture derivative	0	0
Net financial liabilities	(3,705,841)	(5,951,677)
Foreign exchange risk [Member] | US Dollars [Member]
Financial assets
Cash	57,449
Other receivables	0	0
Marketable securities	0	1,755,000
Financial assets	57,449	1,755,000
Financial liabilities
Overdraft		(56,082)
Accounts payable and accrued liabilities	(4,684,820)	(3,812,692)
Loan payable and promissory notes	(2,488,069)	(1,983,145)
Joint venture settlement obligation	0	0
Convertible debenture	(3,616,057)	(3,338,552)
Convertible debenture derivative	(145,122)	(1,025,803)
Net financial liabilities	$ (10,876,619)	$ (8,461,274)